Offerings	Jun. 12, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 794,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 121,561.40
Offering: 2
Offering:
Fee Previously Paid	true
Rule 0-11	true